Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Registrant Name	JE Cleantech Holdings Limited
Entity Central Index Key	0001905511
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Woodlands Sector 1
Entity Address, Country	SG
Entity Address, Postal Zip Code	738361
City Area Code	+65
Local Phone Number	6368 4198
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200